Other Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial assets [line items]
Term of deposits (in months)	3 months
Cash received from matured deposits	€ 20,139		€ 79,849
Amount invested in fixed-term deposits	60,000		20,000
Interest income	338
Interest expense		€ 359
Increase (decrease) in Expected Credit Losses	92	€ 105
Fixed term deposit	€ 60,094		€ 19,987